Notes to the Assets of the Balance Sheet - Summary of Depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation Expense [line items]
Depreciation	€ 1,976	€ 1,812	€ 1,969
Research and development [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	1,478	1,398	1,672
Research and development (Impairment)
Disclosure Of Depreciation Expense [line items]
Depreciation	10	0	0
Selling [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	92	87	0
General and administrative [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	€ 396	€ 327	€ 297